Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,736,785.62
Previously Paid Amount	0
Total Fee Amount	9,906.85
Total Offset Amount	$ 0
Narrative Disclosure

The maximum aggregate offering price of the securities to which the prospectus relates is $71,736,785.62. The prospectus is a final prospectus for the related offering.

Net Fee	$ 9,906.85
Narrative - Max Aggregate Offering Price	$ 71,736,785.62
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true